UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM NQ

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Staar General Bond Fund
	Schedule of Investments
	March 31, 2016 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 80.32%

Automobile Manufacturing - 1.68%
25,000	BMW Bk N.Am Salt LK CD, 1.250%, 03/12/2018	$ 25,127

Banking-Global - 1.34%
20,000	CorpBanca, 3.125%, 01/15/2018	20,106

Chemicals Domestic - 1.67%
25,000	Dow Chemical Co. Sr, 1.900%, 03/15/2018	24,975

Commerce-Banks Central US - 14.29%
64,000	Bank of Oklahoma, 5.750%, 05/15/2017	62,765
50,000	GE Capital Retail Bank CD, 1.750%, 04/05/2017	50,295
50,000	GE Capital Retail Bank CD, 1.500%, 03/28/2018	50,345
50,000	GE Capital Retail Bank CD, 2.000%, 04/13/2018	50,840
		214,245
Commerce-Banks Eastern US - 14.78%
25,000	CIT Bank CD, 1.650%, 12/05/2019	25,024
50,000	Discover Bank CD, 1.450%, 03/01/2017	50,325
40,000	Discover Bank CD, 1.750%, 04/04/2017	40,395
35,000	Goldman Sachs Bank CD, 1.600%, 03/11/2019	35,218
50,000	Goldman Sachs Bank CD, 1.700%, 02/08/2017	50,415
20,000	Goldman Sachs Bank CD, 2.000%, 06/04/2019	20,306
		221,683
Commercial Service-Finance - 4.96%
25,000	Air Lease Corp., 2.125%, 01/15/2018	24,750
50,000	GATX Corp., 2.500%, 07/30/2019	49,627
		74,377
Diversified Banking Institution - 8.24%
25,000	Goldman Sachs Group, Inc., 2.000%, 05/13/2020	24,964
50,000	Royal Bank of Canada, 2.000%, 01/29/2021	49,971
50,000	Royal Bank of Canada, 2.250%, 03/19/2021	48,588
		123,523
Electric & Other Services Combined - 1.34%
20,000	ABB Fin USA, Inc., 1.625%, 05/08/2017	20,120

Finance-Auto Loans - 5.00%
25,000	Ford Motor Credit Co., 1.684%, 09/08/2017	24,897
25,000	Ford Motor Credit Co., 2.900%, 03/20/2019	25,013
25,000	Ford Motor Credit Co., 3.500%, 03/20/2021	25,032
		74,942
Food & Beverage - 3.01%
25,000	Beam, Inc., 1.750%, 06/15/2018	25,020
20,000	Conagra Foods, Inc., 1.900%, 01/25/2018	20,085
		45,105
Gold & Silver Ores - 1.64%
25,000	Goldcorp., Inc., 2.125%, 03/15/2018	24,650

Integrated Oils - 3.58%
25,000	Petrobras Global Fin, 2.000%, 05/20/2016	24,908
30,000	Petrobras International Fin, 5.875%, 03/01/2018	28,794
		53,702
Oil & Gas Field Machinery & Equipment - 2.19%
35,000	Transocean, Inc., 6.000%, 03/15/2018	32,900

Media Diversified - 5.01%
75,000	Viacom, Inc., 2.200%, 04/01/2019	75,191

Medical-HMO - 1.67%
25,000	Catholic Health Init, 1.600%, 11/01/2017	25,034

Metal Mining - 1.17%
20,000	Teck Resources, Ltd., 2.500%, 02/01/2018	17,500

Services-High School - 3.38%
50,000	Jefferson Union School, 2.000%, 08/01/2018	50,706

Telephone-Integrated - 2.06%
30,000	CenturyLink, Inc., 6.000%, 04/01/2017	30,825

Water, Sewer, Pipeline - 1.65%
25,000	Kinder Morgan Energy Partners LP, 2.650%, 02/01/2019	24,691

Wholesale-Hardware - 1.68%
25,000	Intel Corp., 1.35%, 12/15/2017	25,203

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,206,957) - 80.32%		1,204,605

EXCHANGE TRADED FUNDS - 10.17%

820	iShares TIPS Bond ETF *	94,005
1,000	SPDR Barclays Short Term Treasury ETF	30,490
150	Vanguard Short-Term Corp Bond Index ETF	12,004
300	Vanguard Mortgage-Backed Securities ETF	16,041

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $142,538) - 10.17%		152,540

REVENUE BONDS - 0.83%
50,000	Puerto Rico Gvt Dev BK 3.875%, 02/01/2017	12,401

TOTAL FOR REVENUE BONDS (Cost $50,125) - 0.83%		12,401

SHORT TERM INVESTMENTS - 8.30%
124,426	Federated Prime Obligation Fund-Institutional Shares 0.37% * (Cost $124,322)	124,426

TOTAL INVESTMENTS (Cost $1,523,370) ** - 99.62%		$ 1,493,972

OTHER ASSETS LESS LIABILITIES - 0.38%		5,762

NET ASSETS - 100.00%		$ 1,499,734

* Variable rate security; the coupon rate shown represents the yield at March 31, 2016.

** At March 31, 2016 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,523,370 amounted to $29,399, which consisted of aggregate gross unrealized appreciation of $16,272 and aggregate gross unrealized depreciation of $45,671.

NOTES TO FINANCIAL STATEMENTS
Staar General Bond Fund
1. SECURITY TRANSACTIONS

At March 31, 2016 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,523,370 amounted to $29,399, which consisted of aggregate gross unrealized appreciation of $16,272 and aggregate gross unrealized depreciation of $45,671.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$152,540	$0	$0	$152,540
Convertible Bonds	$0	$1,204,605	$0	$1,204,605
Revenue Bonds	12,401	$0	$0	12,401
Cash Equivalents	$124,426	$0	$0	$124,426
Total	$289,367	$1,204,605	$0	$1,493,972

	Staar Short-Term Bond Fund
	Schedule of Investments
	March 31, 2016 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 98.18%

Aerospace & Defense - 8.01%
65,000	L-3 Communications Corp., 1.500%, 05/28/2017	$ 64,777

Banking - 9.93%
30,000	Barclays BK Delaware CD, 1.150%, 07/03/2017	30,086
50,000	Sallie Mae/Salt Lake CD, 1.200%, 11/07/2016	50,173
		80,259
Banks-Domestic MTN - 3.08%
25,000	Credit Suisse NY MTN, 1.375%, 05/26/2017	24,929

Commerce-Banks Eastern US - 3.15%
25,000	Discover Bank CD, 2.050%, 10/09/2018	25,451

Commerce-US Banks Domestic - 21.59%
20,000	GE Capital Retail Bank CD, 1.150%, 05/23/2017	20,065
50,000	GE Capital Retail Bank CD, 1.050%, 02/28/2017	50,188
25,000	Goldman Sachs Bank USA CD, 1.000%, 02/06/2017	25,061
49,000	Goldman Sachs Bank USA CD, 1.050%, 04/17/2017	49,170
30,000	Synchrony Bank CD, 1.100%, 06/13/2017	30,088
		174,572
Commercial Services-Finance - 6.74%
30,000	Air Lease Corp. 2.125%, 01/15/2018	29,700
25,000	GATX Corp. SR NT 1.25%, 03/4/2017	24,825
		54,525
Communications Services, NEC - 8.04%
40,000	AT&T, Inc., 1.400%, 12/01/2017	40,019
25,000	BPCE Global NT, 1.700%, 04/25/2016	25,008
		65,027
Diversified Banking Institution - 9.91%
40,000	Ally Bank CD 1.10%, 08/22/2016	40,084
40,000	Citigroup, Inc. 1.30%, 04/1/2016	40,000
		80,084
Home Improvement - 3.09%
25,000	Whirlpool Corp. SR Global, 1.350%, 03/01/2017	24,992

Integrated Oils - 7.39%
60,000	Petrobras Global Fin, 2.000%, 05/20/2016	59,778

Oil & Gas Field Services, NEC - 3.61%
30,000	FMC Technologies, Inc., 2.000%, 10/01/2017	29,170

Services-Health Services - 3.08%
25,000	AmerisourceBergen Corp., 1.150%, 05/15/2017	24,926

Services-High School - 6.21%
50,000	Jefferson Union HS, 1.450%, 08/01/2017	50,196

Short Term Corporate - 4.34%
35,000	Nomura Holdings Inc. 2.00%,0 9/13/2016	35,105

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $794,128) - 98.18%		$ 793,791

EXCHANGE TRADED FUNDS - 0.99%

100	Vanguard Short-Term Corp Bond Index Fund ETF	8,003

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $7,869) - 0.99%		$ 8,003

SHORT TERM INVESTMENTS - 0.54%
4,336	Federated Prime Obligations Fund-Institutional Shares 0.37% * (Cost $4,336)	4,336

TOTAL INVESTMENTS (Cost $806,021) ** - 99.71%		806,130

OTHER ASSETS LESS LIABILITIES - 0.29%		2,345

NET ASSETS - 100.00%		$ 808,475

* Variable rate security; the coupon rate shown represents the yield at March 31, 2016.

** At March 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $806,021 amounted to $109, which consisted of aggregate gross unrealized appreciation of $2,505 and aggregate gross unrealized depreciation of $2,396.

NOTES TO FINANCIAL STATEMENTS
Staar Short-Term Bond Fund
1. SECURITY TRANSACTIONS

At March 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $806,021 amounted to $109, which consisted of aggregate gross unrealized appreciation of $2,505 and aggregate gross unrealized depreciation of $2,396.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,003	$0	$0	$8,003
Convertible Bonds	$0	$793,791	$0	$793,791
Cash Equivalents	$4,336	$0	$0	$4,336
Total	$12,339	$793,791	$0	$806,130

	Staar Larger Company Stock Fund
	Schedule of Investments
	March 31, 2016 (Unaudited)

Shares		Value

COMMON STOCK - 17.16%

Aircraft - 0.61%
150	Boeing Co.	$ 19,041

Beverages - 0.83%
250	PepsiCo, Inc.	25,620

Converted Paper & Paperboard Products - 1.08%
250	Kimberly Clark Corp.	33,628

Electric Services - 2.27%
900	PPL Corp.	34,263
700	Southern Co.	36,211
		70,474
Electronic Computers - 0.35%
100	Apple, Inc.	10,899

Heavy Construction Other Than Blgs Const - Contractors - 0.14%
100	Jacobs Engineering Group, Inc. *	4,355

Men's and Boys' Furnishings, Work Clothing, & Allied Garment - 1.46%
700	V.F. Corp.	45,332

National Commercial Banks - 1.55%
1,500	Huntington Bancshares, Inc.	14,310
700	Wells Fargo & Co.	33,852
		48,162
Petroleum Refining - 0.54%
200	Exxon Mobil Corp.	16,718

Pharmaceutical Preparations - 3.30%
350	Johnson & Johnson	37,870
700	Mylan, Inc. *	32,445
725	Zoetis, Inc.	32,139
		102,454
Retail-Drug Stores & Proprietary Stores - 0.41%
150	Walgreens Boots Alliance, Inc.	12,636

Retail-Grocery Stores - 0.28%
300	Sprouts Farmers Market, Inc. *	8,712

Retail-Variety Stores - 1.52%
300	Costco Wholesale Corp.	47,274

Semiconductors & Related Devices - 1.24%
800	Microchip Technology, Inc.	38,560

Services- Equipment Rental & Leasing - 0.52%
500	Air Lease Corp.	16,060

Telephone Communications - 1.05%
600	Verizon Communications, Inc.	32,448

TOTAL FOR COMMON STOCK (Cost $412,647) - 17.16%		$ 532,373

EXCHANGE TRADED FUNDS - 28.78%

450	Consumer Discretionary SPDR ETF	$ 35,595
2,200	Consumer Staples Select Sector SPDR ETF	116,732
200	First Trust Dorsey Wright Focus 5 EFT	4,322
1,200	First Trust Ise Cloud Computing Index ETF	35,484
300	iShares Core S&P 500 ETF	61,995
75	iShares NASDAQ Biotechnology ETF	19,561
2,350	iShares Russell Midcap Growth Index Fund ETF	216,576
250	iShares U.S. Healthcare ETF	35,137
400	iShares U.S. Medical Devices ETF	48,992
200	iShares U.S. Real Estate ETF	15,572
400	iShares U.S. Technology ETF	43,400
400	PowerShares DWA Momentum Portfolio ETF	16,312
350	PowerShares QQQ Trust, Series 1 ETF	38,220
800	ProShares S&P500 Dividend Aristocrats ETF	41,856
1,000	PureFunds ISE Cyber Security ETF *	23,970
300	Vanguard Consumer Discretionary ETF	37,218
600	Vanguard Dividend Appreciation ETF	48,750
550	Vanguard REIT Index ETF	46,090
100	WisdomTree Total Earnings ETF	7,148

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $716,480) - 28.78%		$ 892,930

OPEN-END MUTUAL FUNDS - 48.05%

7,062	AF Fundamental Investors Fund Class F-1	$ 358,610
9,384	AMG Yacktman Service	203,816
12,115	Brown Advisory Growth Equity Fund Institutional	239,843
6,938	Franklin Rising Dividends Fund Class-A	346,849
3,058	Mairs & Power Growth Fund	341,712

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $776,548) - 48.05%		$ 1,490,830

REAL ESTATE INVESTMENT TRUSTS - 2.66%

400	American Tower Corp.	$ 40,948
200	Boston Properties, Inc.	25,416
500	HCP, Inc.	16,290

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $65,967) - 2.66%		$ 82,654

SHORT TERM INVESTMENTS - 3.14%
97,301	Federated Prime Obligations Fund-Institutional Shares 0.37% ** (Cost $97,301)	97,301

TOTAL INVESTMENTS (Cost $2,068,943) - 99.78%		3,096,088

OTHER ASSETS LESS LIABILITIES - 0.22%		6,773

NET ASSETS - 100.00%		$ 3,102,861

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2016.

*** At March 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,068,943 amounted to $1,027,145, which consisted of aggregate gross unrealized appreciation of $1,046,809 and aggregate gross unrealized depreciation of $19,664.

NOTES TO FINANCIAL STATEMENTS
Staar Larger Company Stock Fund
1. SECURITY TRANSACTIONS

At March 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,068,943 amounted to $1,027,145, which consisted of aggregate gross unrealized appreciation of $1,046,809 and aggregate gross unrealized depreciation of $19,664.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$532,373	$0	$0	$532,373
Exchange Traded Funds	$892,930	$0	$0	$892,930
REIT	$82,654	$0	$0	$82,654
Mutual Funds	$1,490,830	$0	$0	$1,490,830
Cash Equivalents	$97,301	$0	$0	$97,301
Total	$3,096,088	$0	$0	$3,096,088

	Staar Smaller Company Stock Fund
	Schedule of Investments
	March 31, 2016 (Unaudited)

Shares		Value

COMMON STOCK - 5.10%

Crude Petroleum & Natural Gas- 0.16%
4,000	Pengrowth Energy Corp.	$ 5,240

Footwear, (No Rubber) - 0.45%
400	Steve Madden Ltd. *	14,816

Miscellaneous Food Preparation - .94%
5,500	Inventure Foods, Inc. *	31,075

Perfumes, Cosmetics & Other Toiletries - 0.63%
1,000	United Guardian, Inc.	20,670

Petroleum Refining - 0.04%
100	BP Prudhoe Bay Royalty Trust Co.	1,410

Pharmaceutical Preparations- 0.35%
20,000	Apricus Biosciences, Inc. *	11,620

Retail-Eating Places - 0.80%
800	Fiesta Restaurant Group, Inc. *	26,224

Services-Computer Integrated Systems - 0.37%
800	Quality Systems, Inc.	12,192

Services-Computer Processing & Data Preparation - 0.54%
4,500	Zix Corp. *	17,685

Telephone Communications - 0.00%
4,000	Fusion Telecommunications International, Inc. *	7,160

Wholesale-Hardware & Plumbing - 0.61%
150	Watsco, Inc.	20,211

TOTAL FOR COMMON STOCK (Cost $225,943) - 5.10%		$ 168,303

EXCHANGE TRADED FUNDS - 48.27%

300	Guggenheim S&P SmallCap 600 Pure Growth ETF	23,649
2,875	iShares Core S&P Small Cap ETF	39,400
2,875	iShares MicroCap ETF	195,270
200	iShares Russell 200 Index Fund ETF	22,126
1,075	iShares Russell 2000 Value Fund ETF	100,168
5,180	iShares S&P Smallcap 600 Growth ETF	643,356
1,100	PowerShares Global Water Portfolio ETF	23,133
400	Vanguard Small Cap ETF	44,596
400	WisdomTree Midcap Earnings Fund ETF	36,040
5,300	WisdomTree Smallcap Dividend Index Fund ETF	364,216
1,300	WisdomTree Smallcap Earnings Fund ETF	100,009

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,221,623) - 48.27%		$ 1,591,963

OPEN-END MUTUAL FUNDS - 40.23%

15,960	Columbia Acorn Fund Class-Z	$ 300,199
4,527	Franklin MicroCap Value Fund Class-A	134,321
2,749	Hancock Horizon Burkenroad Small Cap Fund Class-D	144,318
12,461	The Aberdeen Small Cap Fund Class-A *	346,660
5,417	Touchstone Small Cap Core Fund Class-Y	88,463
54,110	Wasatch Smallcap Value Fund	312,754

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,129,690) - 40.23%		$ 1,326,715

REAL ESTATE INVESTMENT TRUSTS - 1.87%
800	Eastgroup Properties, Inc.	48,296
600	One Liberties Properties, Inc.	13,446

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $49,609) - 1.87%		$ 61,742

SHORT TERM INVESTMENTS - 4.56%
150,331	Federated Prime Obligations Fund-Institutional Shares 0.37% ** (Cost $150,331)	150,331

TOTAL INVESTMENTS (Cost $2,777,196) *** - 100.03%		3,299,054

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.03%)		(1,149)

NET ASSETS - 100.00%		$ 3,297,905

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2016.

*** At March 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,777,196 amounted to $521,855, which consisted of aggregate gross unrealized appreciation of $687,832 and aggregate gross unrealized depreciation of $165,977.

NOTES TO FINANCIAL STATEMENTS
Staar Smaller Company Stock Fund
1. SECURITY TRANSACTIONS

At March 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,777,196 amounted to $521,855, which consisted of aggregate gross unrealized appreciation of $687,832 and aggregate gross unrealized depreciation of $165,977.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$168,303	$0	$0	$168,303
Exchange Traded Funds	$1,591,963	$0	$0	$1,591,963
REITS	$61,742	$0	$0	$61,742
Mutual Funds	$1,326,715	$0	$0	$1,326,715
Cash Equivalents	$150,331	$0	$0	$150,331
Total	$3,299,054	$0	$0	$3,299,054

	Staar International Fund
	Schedule of Investments
	March 31, 2016 (Unaudited)

Shares		Value

COMMON STOCK - 2.88%

Beverages - 1.57%
300	Diageo Plc ADR	$ 32,361

Crude Petroleum & Natural Gas - 0.16%
2,500	Pengrowth Energy Corp.	3,275

Motor Vehicles & Passenger Carriers - 0.28%
200	Tata Motors, Ltd. ADR *	5,810

Petroleum Refining - 0.30%
400	Statoil ASA ADR	6,224

Services-Business Services - 0.56%
100	Accenture International Equity Fund	11,540

TOTAL FOR COMMON STOCK (Cost $62,542) - 2.88%		$ 59,210

EXCHANGE TRADED FUNDS - 35.78%

900	Builders Emerging Markets 50 ADR Index ETF	$ 27,871
5,200	DB X-Trackers MSCI EAFE Hedged Equity Fund	132,808
5,500	First Trust Dorsey Wright International Focus 5 Index ETF	94,270
400	First Trust ISE Chindia Indes ETF	10,905
600	iShares MSCI Australia ETF	11,592
600	iShares MSCI EAFE Index ETF	34,296
400	iShares MSCI Emerging Markets ETF	13,700
700	iShares MSCI Sweden ETF	20,615
1,100	iShares MSCI Switzerland Capped ETF	32,703
800	Vanguard Global Ex-U.S. Real Estate ETF	42,808
400	WisdomTree India Earnings Fund ETF	7,804
1,400	WisdomTree International High Dividend Fund	52,276
1,800	WisdomTree International Dividend Top 100 Fund ETF	68,940
3,150	WisdomTree International Small Cap Dividend Fund ETF	185,535

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $744,531) - 35.78%		$ 736,123

OPEN-END MUTUAL FUNDS - 57.38%
5,175	American Europacific Growth Fund Class-F-1	$ 228,103
2,881	Calamos International Growth Class-A	46,784
4,217	Harbor International Institutional Class	251,873
3,980	Putnam International Capital Opportunity Fund Class-A	134,404
7,296	Saturna Sextant International	102,940
19,518	T. Rowe Price International Growth & Income Fund	252,175
6,158	Templeton Developing Markets Fund Class-A	88,557
6,161	The Aberdeen International Equity Fund Institutional Service Class	75,660

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $857,911) - 57.38%		$ 1,180,496

SHORT TERM INVESTMENTS - 4.07%
83,709	Federated Prime Obligations Fund-Institutional Shares 0.37% ** (Cost $83,709)	83,709

TOTAL INVESTMENTS (Cost $1,748,693) *** - 100.11%		2,059,538

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.11%)		(2,167)

NET ASSETS - 100.00%		$ 2,057,371

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2016.

*** At March 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,748,693 amounted to $310,845, which consisted of aggregate gross unrealized appreciation of $358,085 and aggregate gross unrealized depreciation of $47,240.

ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar International Fund
1. SECURITY TRANSACTIONS

At March 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,748,693 amounted to $310,845, which consisted of aggregate gross unrealized appreciation of $358,085 and aggregate gross unrealized depreciation of $47,240.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$59,210	$0	$0	$59,210
Exchange Traded Funds	$736,123	$0	$0	$736,123
Mutual Funds	$1,180,496	$0	$0	$1,180,496
Cash Equivalents	$83,709	$0	$0	$83,709
Total	$2,059,538	$0	$0	$2,059,538

	Staar Alternative Categories Fund
	Schedule of Investments
	March 31, 2016 (Unaudited)

Shares		Value

COMMON STOCK - 22.06%

Aircraft - 0.63%
150	Boeing Co.	$ 19,041

Beverages - 1.24%
350	Diageo Plc ADR	37,755

Converted Paper & Paper Products (No Containers/Boxes) - 1.33%
300	Kimberly Clark Corp.	40,353

Electric Services - 2.31%
900	PPL Corp.	34,263
700	Southern Co.	36,211
		70,474
Electronic Computers - 0.36%
100	Apple, Inc.	10,899

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.60%
750	V.F. Corp.	48,570

Miscellaneous Food Preparation - .89%
4,800	Inventure Foods, Inc. *	27,120

National Commercial Banks - 0.69%
2,200	Huntington Bancshares, Inc.	20,988

Perfumes, Cosmetics & Other Toilet Preparations - 1.15%
1,700	United Guardian, Inc.	35,139

Petroleum Refining - 0.69%
250	Exxon Mobil Corp.	20,897

Pharmaceutical Preparations - 3.83%
5,200	Apricus Biosciences, Inc. *	3,021
500	Bristol Myers Squibb Co.	31,940
200	Johnson & Johnson	21,640
600	Mylan, Inc. *	27,810
725	Zoetis, Inc.	32,139
		116,550
Retail-Eating Places - 0.97%
900	Fiesta Restaurant Group, Inc. *	29,502

Retail-Grocery Stores - 0.29%
300	Sprouts Farmers Market, Inc. *	8,712

Retail-Variety Stores - 1.55%
300	Costco Wholesale Corp.	47,274

Services-Business Services, NEC - 0.57%
150	Accenture Plc. Class-A	17,310

Services-Computer Processing - 0.65%
5,000	Zix Corp. *	19,650

Services-Computer Programming - 0.61%
25	Alphabet, Inc.	18,624

Services-Equipment Rental & Leasing, NEC - 0.74%
700	Air Lease Corp.	22,484

State Commercial Banks - 0.86%
400	Northern Trust Corp.	26,068

Telephone Communications - 1.12%
1,000	Fusion Telecommunications International, Inc. *	1,790
600	Verizon Communications, Inc.	32,448
		34,238

TOTAL FOR COMMON STOCK (Cost $577,654) - 22.06%		$ 671,648

EXCHANGE TRADED FUNDS - 36.32%

300	Builders Emerging Markets 50 ADR Index Fund ETF	$ 9,290
100	Consumer Discretionary Select Sector SPDR ETF	7,910
1,050	Consumer Staples Select SPDR ETF	55,713
1,200	DB X-Trackers MSCI EAFE Hedged Equity Fund ETF	30,648
700	First Trust Dorsey Wright Focus 5 ETF	15,127
1,500	First Trust Dorsey Wright International Focus 5 ETF	25,710
400	iShares Global Healthcare ETF	38,520
200	iShares Global Infrastructure ETF	7,818
550	iShares MicroCap Index Fund ETF	37,356
350	iShares MSCI EAFE Index ETF	20,006
150	iShares NASDAQ Biotechnology ETF	19,561
150	iShares Russell 2000 ETF	16,595
1,500	iShares Russell Midcap Growth ETF	138,240
300	iShares S&P Global Energy Sector Index Fund ETF	8,853
600	iShares S&P Global Technology Sector Fund ETF	59,910
600	iShares S&P Smallcap 600 Growth Fund ETF	74,520
200	iShares US Healthcare ETF	28,110
400	iShares US Medical Devices ETF	48,992
700	iShares US Technology ETF	75,950
900	PowerShares Global Water Portfolio ETF	18,927
400	PowerShares QQQ ETF	43,680
1,800	ProShares S&P500 Dividend Aristocrats ETF	94,176
1,000	PureFunds ISE Cyber Security ETF *	23,970
700	Vanguard REIT Index ETF	58,660
300	WisdomTree India Earnings Fund ETF	5,853
400	WisdomTree International Dividend Top 100 Fund ETF	15,320
600	WisdomTree International Small Cap Dividend Fund ETF	35,340
400	WisdomTree Midcap Earnings Fund ETF	36,040
700	WisdomTree SmallCap Dividend ETF	48,104
100	WisdomTree Total Earnings ETF	7,148

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $889,923) - 36.32%		$ 1,106,047

OPEN-END MUTUAL FUNDS - 30.45%

1,786	American Smallcap World Fund Class-F-1	$ 74,902
5,998	Franklin Mutual Global Discovery Fund Class-A	170,520
3,921	Franklin Natural Resources Fund Class-A	86,233
12,363	Live Oak Health Sciences Fund	229,457
3,137	Matthews Asian Growth & Income Fund	52,327
1,807	Vanguard Energy Fund	80,015
1,193	Vanguard Health Care Fund	233,865

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $628,900) - 30.45%		$ 927,319

REAL ESTATE INVESTMENT TRUSTS - 3.74%
350	American Tower Corp.	$ 35,830
100	Boston Properties, Inc.	12,708
560	Eastgroup Properties, Inc.	33,807
900	HCP, Inc.	29,322
100	One Liberties Properties, Inc.	2,241

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $99,838) - 3.74%		$ 113,908

SHORT TERM INVESTMENTS - 7.16%
218,133	Federated Prime Obligations Fund-Institutional Shares 0.37%** (Cost $218,133)	218,133

TOTAL INVESTMENTS (Cost $2,414,447) - 99.74%		$ 3,037,055

OTHER ASSETS LESS LIABILITIES - 0.26%		7,875

NET ASSETS - 100.00%		$ 3,044,930

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2016.

*** At March 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,414,447 amounted to $622,600, which consisted of aggregate gross unrealized appreciation of $686,077 and aggregate gross unrealized depreciation of $63,477.

ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar Alternative Categories Fund
1. SECURITY TRANSACTIONS

At March 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,414,447 amounted to $622,600, which consisted of aggregate gross unrealized appreciation of $686,077 and aggregate gross unrealized depreciation of $63,477.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$671,648	$0	$0	$671,648
Exchange Traded Funds	$1,106,047	$0	$0	$1,106,047
REITS	$113,908	$0	$0	$113,908
Mutual Funds	$927,319	$0	$0	$927,319
Cash Equivalents	$218,133	$0	$0	$218,133
Total	$3,037,055	$0	$0	$3,037,055

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

J. Andre Weisbrod,

Principal Executive Officer

The STAAR Investment Trust

(Registrant)

Date 5/25/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Andre Weisbrod

J. Andre Weisbrod,

Chief Financial Officer

The STAAR Investment Trust

(Registrant)

Date 5/25/2016